Share-based compensation - Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation
Stock-based compensation expense	¥ 20,339	¥ 28,245	¥ 30,673
General and administrative expenses
Share-based compensation
Stock-based compensation expense	15,757	21,383	23,688
Research and development expenses
Share-based compensation
Stock-based compensation expense	1,141	1,679	1,462
Selling expenses
Share-based compensation
Stock-based compensation expense	3,328	4,983	5,252
Cost of revenues
Share-based compensation
Stock-based compensation expense	¥ 113	¥ 200	¥ 271